VOYA INVESTMENT MANAGEMENT 7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

February 16, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Voya Balanced Portfolio, Inc.

(File Nos. 033-27247; 811-05773)

Voya Intermediate Bond Portfolio

(File Nos. 002-47232; 811-02361)

Voya Money Market Portfolio

(File Nos. 002-53038; 811-02565)

Voya Variable Funds

(File Nos. 002-51739; 811-2514)

Voya Variable Portfolios, Inc.

(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 58, 91, 85, 97, and 82 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Variable Funds, and Voya Variable Portfolios, Inc., (each a “Registrant” and collectively, “Registrants”), respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”) and shall become effective on May 1, 2016.

The Amendments for the Registrants are being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel Voya Investment Management – Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP